Employee Benefits Plans Funded Status (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans, Supplemental Employee Retirement Plans [Abstract]
Life Insurance, Corporate or Bank Owned, Amount	$ 175	$ 175
United States Postretirement Benefit Plan of US Entity [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning Balance	259	256
Defined Benefit Plan, Contributions by Employer	1	1
Defined Benefit Plan, Contributions by Plan Participants	1	1
Defined Benefit Plan, Actual Return on Plan Assets	0	13
Defined Benefit Plan, Benefits Paid	12	12
Ending Balance	249	259	$ 256
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning Balance	249	235
Defined Benefit Plan, Service Cost	7	6	5
Defined Benefit Plan, Interest Cost	9	10	8
Defined Benefit Plan, Contributions by Plan Participants	1	1
Defined Benefit Plan, Actuarial Gain (Loss)	(20)	9
Defined Benefit Plan, Benefits Paid	12	12
Ending Balance	234	249	235
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	15	10
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	15	10
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	0	0
Defined Benefit Plan, Amounts Recognized in Balance Sheet	15	10
United States Pension Plan of US Entity [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning Balance	730	722
Defined Benefit Plan, Contributions by Employer	7	7
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Actual Return on Plan Assets	4	52
Defined Benefit Plan, Benefits Paid	63	51
Ending Balance	678	730	722
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning Balance	840	768
Defined Benefit Plan, Service Cost	12	14	18
Defined Benefit Plan, Interest Cost	32	35	33
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Actuarial Gain (Loss)	(36)	74
Defined Benefit Plan, Benefits Paid	63	51
Ending Balance	785	840	$ 768
Defined Benefit Plan, Accumulated Benefit Obligation	773	825
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(107)	(110)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	7	12
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	8	8
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	106	114
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(107)	(110)
BHE [Member] | Supplemental Employee Retirement Plan [Member]
Defined Benefit Plans, Supplemental Employee Retirement Plans [Abstract]
Life Insurance, Corporate or Bank Owned, Amount	156	156
MidAmerican Energy Company [Member] | Supplemental Employee Retirement Plan [Member]
Defined Benefit Plans, Supplemental Employee Retirement Plans [Abstract]
Life Insurance, Corporate or Bank Owned, Amount	$ 104	$ 103